Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$159,316	$—	$—	$159,316
Payment-dependent notes receivable, current	243	—	—	243
Payment-dependent notes receivable, noncurrent	—	—	14,975	14,975
Total financial assets	$159,559	$—	$14,975	$174,534
Payment-dependent notes payable, current	243	—	—	243
Payment-dependent notes payable, noncurrent	—	—	14,975	14,975
Warrant liabilities	—	—	5,000	5,000
Public Warrants	30,654	—	—	30,654
Private Placement Warrants	—	12,262	—	12,262
Total financial liabilities	$30,897	$12,262	$19,975	$63,134

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$24,240	$—	$—	$24,240
Payment-dependent notes receivable, current	1,153	—	—	1,153
Payment-dependent notes receivable, noncurrent	—	—	13,453	13,453
Total financial assets	$25,393	$—	$13,453	$38,846
Payment-dependent notes payable, current	$1,153	$—	$—	$1,153
Payment-dependent notes payable, noncurrent	—	—	13,453	13,453
Warrant liabilities	—	—	7,844	7,844
Total financial liabilities	$1,153	$—	$21,297	$22,450

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$24,240	$—	$—	$24,240
Payment-dependent notes receivable, current	1,153	—	—	1,153
Payment-dependent notes receivable, noncurrent	—	—	13,453	13,453
Total financial assets	$25,393	$—	$13,453	$38,846
Payment-dependent notes payable, current	1,153	—	—	1,153
Payment-dependent notes payable, noncurrent	—	—	13,453	13,453
Warrant liabilities	—	—	7,844	7,844
Total financial liabilities	$1,153	$—	$21,297	$22,450

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$6,050	$—	$—	$6,050
Payment-dependent notes receivable, current	1,165	—	38,124	39,289
Payment-dependent notes receivable, noncurrent	—	—	13,735	13,735
Total financial assets	$7,215	$—	$51,859	$59,074
Payment-dependent notes payable, current	1,165	—	38,124	39,289
Payment-dependent notes payable, noncurrent	—	—	13,735	13,735
Warrant liabilities	—	—	1,780	1,780
Total financial liabilities	$1,165	$—	$53,639	$54,804

Fair Value Measurement Inputs and Valuation Techniques

The following tables summarize the quantitative inputs and assumptions used for the Company’s payment-dependent notes receivable and payment-dependent notes payable classified as Level 3 of the fair value hierarchy:

As of March 31, 2022
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$14,975	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$14,975	Transaction prices	N/A(1)	N/A

As of December 31, 2021
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,453	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$13,453	Transaction prices	N/A(1)	N/A
(1)	The Company considers completed transactions made through the Company’s platform for the relevant private securities as relevant data inputs.

The Company estimated the fair value of the warrants’ liability, other than Public and Private Placement Warrants, as of March 31, 2022 and December 31, 2021, respectively, using the following key assumptions:

	As of
	March 31,	December 31,
	2022	2021

Fair value of underlying securities	$33.9	$30.8
Discounts for lack of marketability	0.0%	0.0%
Expected term (years)	3.6	3.4 – 8.8
Expected volatility	44.3%	40.4% – 44.3%
Risk-free interest rate	2.4%	1.0% – 1.5%
Expected dividend yield	0.0%	0.0%
Fair value per warrant	23.2	$5.0 - $22.0

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following tables provide reconciliation for all financial assets measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$51,859
Acquisition of short-term investments	362
Change in fair value of short-term investments	(23)
Short-term investments transferred out of Level 3 to Level 1	(339)
Change in fair value of payment-dependent notes receivable	21,309
Settlement of payment-dependent notes receivable	(261)
Balance as of March 31, 2021	$72,907

Balance as of December 31, 2021	$13,453
Change in fair value of payment-dependent notes receivable	1,522
Balance as of March 31, 2022	$14,975

The following table provides reconciliation for all financial assets measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,892
Change in fair value of short-term investments	11
Distribution of short-term investments	(136)
Change in fair value of payment-dependent notes receivable.	27,319
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes receivable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes receivable	29,364
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes receivable	(5,133)
Balance as of December 31, 2021	$13,453

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following tables provide reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	21,309
Settlement of payment-dependent notes payable	(261)
Balance as of March 31, 2021	$72,907

Balance as of December 31, 2021	$13,453
Change in fair value of payment-dependent notes payable	1,522
Balance as of March 31, 2022	$14,975

The following tables provide reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	908
Balance as of March 31, 2021	$2,688

Balance as of December 31, 2021	$7,844
Change in fair value of warrant liabilities	106
Settlement of the warrant liability via conversion to equity-classified common stock warrants	(2,950)
Balance as of March 31, 2022	$5,000

The following table provides reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,767
Change in fair value of payment-dependent notes payable	27,319
Payment-dependent notes payable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes payable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	29,364
Payment-dependent notes payable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes payable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$—
Fair value of warrant at issuance	1,488
Change in fair value of warrant liabilities	292
Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	6,064
Balance as of December 31, 2021	$7,844